Financial Instruments (Schedule of Maturities of Contractual of Financial Liabilities) (Details) - ILS (₪) ₪ in Millions		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Loans from financial institutions		₪ (50)	₪ (300)
Trade and other payables		(38)
Liabilities for lease		(671)	(759)	₪ (830)
Carrying amount [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Debentures	[1]	(3,161)	(2,974)
Loans from financial institutions	[1]	(188)	(401)
Trade and other payables		(913)	(884)
Forward contracts on foreign currencies		(8)	(2)
Forward contracts on CPI		(44)	(3)
Other long-term liabilities			(1)
Liabilities for lease		(671)	(759)
Financial liabilities and other non-contractual liabilities		(4,985)	(5,024)
Contractual Cash flows [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Debentures	[1]	(3,588)	(3,389)
Loans from financial institutions	[1]	(194)	(435)
Trade and other payables		(913)	(884)
Forward contracts on foreign currencies		(8)	(2)
Forward contracts on CPI		(44)	(3)
Other long-term liabilities			(1)
Liabilities for lease		(713)	(839)
Financial liabilities and other non-contractual liabilities		(5,460)	(5,553)
First year [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Debentures	[1]	(481)	(507)
Loans from financial institutions	[1]	(143)	(116)
Trade and other payables		(913)	(884)
Forward contracts on foreign currencies		(8)	(2)
Forward contracts on CPI		(6)	(3)
Other long-term liabilities
Liabilities for lease		(221)	(246)
Financial liabilities and other non-contractual liabilities		(1,772)	(1,758)
Second year [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Debentures	[1]	(469)	(466)
Loans from financial institutions	[1]	(51)	(148)
Trade and other payables
Forward contracts on foreign currencies
Forward contracts on CPI		(38)
Other long-term liabilities			(1)
Liabilities for lease		(164)	(183)
Financial liabilities and other non-contractual liabilities		(722)	(798)
Third year [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Debentures	[1]	(641)	(454)
Loans from financial institutions	[1]		(93)
Trade and other payables
Forward contracts on foreign currencies
Forward contracts on CPI
Other long-term liabilities
Liabilities for lease		(96)	(142)
Financial liabilities and other non-contractual liabilities		(737)	(689)
Four to five years [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Debentures	[1]	(1,120)	(1,052)
Loans from financial institutions	[1]		(78)
Trade and other payables
Forward contracts on foreign currencies
Forward contracts on CPI
Other long-term liabilities
Liabilities for lease		(125)	(139)
Financial liabilities and other non-contractual liabilities		(1,245)	(1,269)
More than five years [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Debentures	[1]	(877)	(910)
Loans from financial institutions	[1]
Trade and other payables
Forward contracts on foreign currencies
Forward contracts on CPI
Other long-term liabilities
Liabilities for lease		(106)	(129)
Financial liabilities and other non-contractual liabilities		₪ (983)	₪ (1,039)

[1]	Including accrued interest